Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Common stock issued and outstanding shares	25,948,368	25,948,368